Issued Capital and Reserves (Tables)	9 Months Ended
Sep. 30, 2024
Issued Capital and Reserves
Schedule of total shares

Common shares issued and outstanding at December 31, 2023	223,988,675
Share issuances for option exercises and RSU releases between Jan to Mar 2024	317,005
Common shares issued and outstanding at March 31, 2024	224,305,680
Share issuances for option exercises and RSU releases between Apr to Jun 2024	8,333
Common shares issued and outstanding at June 30, 2024	224,314,013
Share issuances for option exercises and RSU releases between Jul to Sep 2024	24,244
Common shares issued and outstanding at September 30, 2024	224,338,257